Related Party Transactions and Balances - Schedule of Due to Related Parties (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	$ 989,656	$ 127,380	$ 444,379
Simplus IO Limited [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties, Relationship with the Company	Controlled by the Company’s CEO
Simplus IO Limited [Member] | Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties
Leung Tsz Him [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties, Relationship with the Company	CEO of our Company
Leung Tsz Him [Member] | Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	$ 961,197	123,717	216,308
Choi Tan Yee [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties, Relationship with the Company	CFO of our Company
Choi Tan Yee [Member] | Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	$ 28,459	$ 3,663	$ 228,071